Note 17 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan Origination Commitments [Member]
Contractual obligations	$ 20,130	$ 30,346
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	62,904	54,163
Standby Letters of Credit [Member]
Contractual obligations	$ 1,938	$ 455